Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		150 Months Ended	159 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Cash flows from operating activities:
Net loss	$ (10,837,252)	$ (7,916,882)	$ (11,417,670)	$ (9,531,259)	$ (58,392,348)	$ (69,229,600)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	627,094	633,535	844,888	1,009,140	5,243,382	5,870,476
Non-cash compensation	237,294	238,495	872,967	345,662	2,399,144	2,636,438
Issuance of common stock and warrants for services	735,462	100,000	345,678	0	874,816	1,610,278
Issuance of common stock for accrued interest	0	228,384	372,232	0	833,432	833,432
Accretion of convertible debenture discount	159,118	17,208	137,552	53,294	330,680	489,798
Debt conversion costs associated with inducement	0	0	724,623	0	724,623	724,623
Loss on disposal of fixed assets	18,768	15,921	15,116	418	39,187	57,955
Bad debt expense	3,200	5,000	4,000	30,032	34,032	37,232
Change in fair market value of derivative instrument	2,079,335	0	(379,986)	0	(379,986)	1,699,349
Decrease (increase)
Trade accounts receivable	(50,862)	56,125	(93,143)	(81,103)	(250,896)	(301,758)
Prepaid expenses	123,552	(74,328)	(275,129)	111,858	(304,696)	(181,144)
Other receivables	403,084	280,870	(127,038)	1,698	27,799	430,883
Inventory	203,115	313,782	439,852	(681,850)	(465,334)	(262,219)
Increase (decrease)
Trade accounts payable	1,784,246	(813,738)	(1,989,467)	(233,423)	400,712	2,184,958
Other payables and accrued expenses	32,205	(353,758)	304,707	453,536	1,069,166	1,101,371
Net cash used in operating activities	(4,481,641)	(7,269,386)	(10,220,818)	(8,521,997)	(47,816,287)	(52,297,928)
Cash flows from investing activities:
Movement in restricted cash			0	49,979	0
Purchase of and deposits on equipment	(391,692)	(42,715)	(478,899)	(408,169)	(4,970,373)	(5,362,065)
Proceeds from sale of equipment	6,000	0	1,000	0	48,450	54,450
Proceeds from contingent subsidiary sale	600,000	0				600,000
Net cash provided by (used in) investing activities	214,308	(42,715)	(477,899)	(358,190)	(4,921,923)	(4,707,615)
Cash flows from financing activities:
Net advances on bank line of credit	275,000	0	0	(275,000)	2,725,000	3,000,000
Proceeds from sale of common stock, net	1,250	4,830,775	9,352,837	5,738,521	35,120,847	35,122,097
Proceeds from short and long-term debt	536,000	1,769,500	1,994,500	1,090,000	13,624,500	14,160,500
Proceeds from shareholder debt	3,270,000	825,000	1,000,000	2,148,216	4,398,216	7,668,216
Repayment of shareholder, short and long-term debt	(507,825)	(483,921)	(858,157)	(278,001)	(2,301,496)	(2,809,321)
Proceeds from Obligation related to the Letter of Credit	0	600,000	600,000	0	600,000	600,000
Repayment of Obligation related to the Letter of Credit	(238,695)	(222,305)	(361,305)	0	(361,305)	(600,000)
Financing costs	0	0	0	0	(4,387)	(4,387)
Net cash provided by financing activities	3,335,730	7,319,049	11,727,875	8,423,736	53,801,375	57,137,105
Effect of exchange rate changes on cash	(36,450)	6,487	29,568	(21,222)	23,165	(13,285)
Net (decrease) increase in cash	(968,053)	13,435	1,058,726	(477,673)	1,086,330	118,277
Cash, beginning of period	1,086,330	27,604	27,604	505,277	0	0
Cash, end of period	118,277	41,039	1,086,330	27,604	1,086,330	118,277
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	193,942	403,140	383,288	372,754	1,626,401	1,820,343
Supplemental disclosure of non-cash investing and financing activities:
Financed equipment	532,211	205,381	477,817	72,635	3,268,724	3,800,935
Debt converted to company stock	$ 0	$ 3,331,600	$ 5,644,948	$ 0	$ 15,273,658	$ 15,273,658